TAXATION (Details Narrative) - CAD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
TAXATION (Tables)
Resource pools	$ 4,428,000	$ 4,391,000
Domestic tax rate	27.00%	27.00%	27.00%
Provision of current income tax	$ 2,779
Non-capital loss carryforwards	12,000	$ 0
Effective tax rate		0.00%	0.00%
Unused non-capital loss carry forwards	$ 3,918,000	$ 3,460,000